TRADING ACCOUNT ASSETS AND LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trading account assets and Trading account liabilities
Trading account assets	$ 320,929	$ 291,734
Trading account liabilities	115,549	126,082
Mortgage-backed securities
Trading account assets and Trading account liabilities
Trading account assets	37,069	32,739
U.S. government-sponsored agency guaranteed
Trading account assets and Trading account liabilities
Trading account assets	31,160	27,535
Prime
Trading account assets and Trading account liabilities
Trading account assets	1,248	877
Alt-A
Trading account assets and Trading account liabilities
Trading account assets	801	609
Subprime
Trading account assets and Trading account liabilities
Trading account assets	812	989
Non-U.S. residential
Trading account assets and Trading account liabilities
Trading account assets	607	396
Commercial
Trading account assets and Trading account liabilities
Trading account assets	2,441	2,333
U.S. Treasury and federal agency securities
Trading account assets and Trading account liabilities
Trading account assets	20,356	19,399
U.S. Treasury
Trading account assets and Trading account liabilities
Trading account assets	17,472	18,227
Agency obligations
Trading account assets and Trading account liabilities
Trading account assets	2,884	1,172
State and municipal securities
Trading account assets and Trading account liabilities
Trading account assets	3,806	5,364
Foreign government securities
Trading account assets and Trading account liabilities
Trading account assets	89,239	79,551
Corporate
Trading account assets and Trading account liabilities
Trading account assets	35,224	37,026
Derivatives, assets
Trading account assets and Trading account liabilities
Trading account assets	54,620	62,327
Equity securities
Trading account assets and Trading account liabilities
Trading account assets	56,998	33,230
Asset-backed securities
Trading account assets and Trading account liabilities
Trading account assets	5,352	7,071
Other debt securities
Trading account assets and Trading account liabilities
Trading account assets	18,265	15,027
Securities sold, not yet purchased
Trading account assets and Trading account liabilities
Trading account liabilities	63,798	69,809
Derivatives, liabilities
Trading account assets and Trading account liabilities
Trading account liabilities	$ 51,751	$ 56,273